STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value	$ 629,921,608	$ 557,239,948
Notes receivable from participants	7,670,409	7,315,696
Net assets available for benefits	$ 637,592,017	$ 564,555,644